Income Tax	12 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Income Tax

10. Income Tax

Income taxes are recognized for the amount of taxes payable for the current year and for the impact of deferred tax assets and liabilities, which represent future tax consequences of events that have been recognized differently in the financial statements than for tax purposes. Deferred tax assets and liabilities are established using the enacted statutory tax rates and are adjusted for any changes in such rates in the period of change.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Income before income taxes consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Australia	$29,999,252	$35,541,080	$33,209,940
United States	$1,700,584	$2,633,329	$1,429,531
International	1,015,499	(5,081,506)	(1,418,588)
Income before income taxes	$32,715,335	$33,092,903	$33,220,883

Income taxes consisted of the following:

	For the Years Ended June 30,
	2026	2025	2024
Current tax expense:
Australia	$9,838,977	$9,041,824	$10,426,377
U.S. federal	212,784	(57,913)	90,977
U.S. state and local	—	—	—
International	763,881	349,608	(313,450)
	$10,815,642	$9,333,519	$10,203,904

Deferred tax expense (benefit)
Australia	$(1,537,035)	$774,742	$(349,124)
U.S. federal	(258,894)	(138,222)	(200,517)
International	517,788	—	220,446
	(1,278,141)	636,520	(329,195)
Total tax expense	$9,537,501	$9,970,039	$9,874,709

A reconciliation of income tax expense at the Australian statutory tax rate to income tax expense is as follows:

	For the Years Ended June 30,
	2026		2025		2024

Profit before income tax	$32,715,335		$33,092,903		$33,220,883
Tax expense at the Australian statutory rate of 30%	9,814,601	30%	9,927,871	30%	9,966,265	30%
Effects of:
Foreign tax	(864,587)	-3%	(143,989)	0%	(78,333)	-1%
Different tax rates on overseas income	2,522,130	7%	2,798,616	9%	3,113,498	9%
Foreign currency translation of foreign operations	(3,386,717)	-10%	(2,942,605)	-9%	(3,191,831)	-10%
State and local	-	0%	4,640	0%	18,931	0%
State and local income tax, net of federal benefit	-	0%	4,640	0%	18,931	0%
Effects of Cross-border tax laws — (CFC attributable income)	43,648	0%	3,186	0%	33,209	0%
Tax credits - Research and development credits and other deductions	(346,288)	-1%	(54,696)	0%	(142,744)	0%
Changes in valuation allowance — Tax losses not recognized	148,042	0%	130,539	0%	573,224	2%
Nontaxable or nondeductible items	287,620	1%	395,207	1%	509,312	2%
Share-based payments	243,680	1%	307,648	1%	20,691	0%
Other nondeductible expenses	43,940	0%	87,559	0%	168,824	1%
Taxable implied interest income	-	0%	-	0%	319,797	1%
Effects of changes in Tax Laws and Rates on DTA & DTL	254,181	1%	(714,514)	-2%	(677,055)	-2%
Other — Changes in prior year accruals — (over)/under provision in respect of prior years	200,284	1%	421,795	1%	(328,100)	-1%
Total income tax expense	9,537,501	29%	9,970,039	30%	9,874,709	30%

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Significant components of the Company’s deferred income tax assets and liabilities as of June 30, 2026 and 2025 are as follows:

	At June 30,
	2026	2025
Deferred tax assets (U.S.):
U.S. federal research and development tax credit carryforward	$465,581	$734,173
Accrued expenses	52,840	56,346
Provisions	43,007	29,803
Total deferred tax assets (U.S.)	$561,428	$820,322

	At June 30,
	2026	2025
Deferred tax assets (foreign):
Carryforward tax losses	2,408,124	2,331,044
Intangibles	509,405	371,410
Provisions	146,013	104,941
Accrued Expenses	70,267	52,180
Lease liabilities	9,456	28,898
Valuation allowance	(2,408,124)	(2,331,044)
	735,141	557,429

Deferred tax liabilities (foreign):
Unrealized gains/loss on loans to subsidiaries	(1,538,384)	(2,736,709)
Right-of-use assets	(17,755)	(44,893)
Accrued income	—	—
	(1,556,139)	(2,781,602)
Net deferred tax liability (foreign)	$(820,998)	$(2,224,173)

At June 30, 2026, the Company had U.S. federal research and development tax credit carryforwards of approximately $465,581, compared to $734,173 at June 30, 2025. These credits are available to offset future U.S. federal income tax liabilities and, if not utilized, expire twenty years after the tax year in which they were generated. The Company expects to fully utilize the remaining credit carryforwards in the fiscal year ending June 30, 2027 and, accordingly, no valuation allowance has been recorded against the related deferred tax asset.

At June 30, 2026 and 2025, the Company had foreign net operating loss carryforwards of approximately $2,408,124 and $2,331,044, consisting of $38,579 and $81,445 in Switzerland and $2,369,545 and $2,249,600 in Singapore. The Swiss net operating loss carryforwards are subject to a seven-year carryforward period and expire on a rolling basis through 2031. The Singapore net operating loss carryforwards may be carried forward indefinitely, subject to continuity of ownership requirements.

A full valuation allowance has been recorded against the deferred tax assets associated with the foreign net operating loss carryforwards, as the company has concluded it is not more likely than not that these deferred tax assets will be realized.